PSF STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 97.3%
Aerospace & Defense — 1.5%
Boeing Co. (The)*	96,236	$18,429,194
General Dynamics Corp.	40,460	9,758,143
Howmet Aerospace, Inc.	67,292	2,418,474
Huntington Ingalls Industries, Inc.	7,000	1,396,080
L3Harris Technologies, Inc.	34,480	8,567,246
Lockheed Martin Corp.	42,558	18,785,101
Northrop Grumman Corp.	25,766	11,523,071
Raytheon Technologies Corp.(a)	262,048	25,961,095
Textron, Inc.	38,950	2,897,101
TransDigm Group, Inc.*	9,250	6,026,745
		105,762,250
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(a)	22,900	2,466,559
Expeditors International of Washington, Inc.	29,700	3,063,852
FedEx Corp.	42,940	9,935,887
United Parcel Service, Inc. (Class B Stock)	128,100	27,472,326
		42,938,624
Airlines — 0.2%
Alaska Air Group, Inc.*	21,900	1,270,419
American Airlines Group, Inc.*(a)	112,300	2,049,475
Delta Air Lines, Inc.*	112,100	4,435,797
Southwest Airlines Co.*(a)	103,637	4,746,575
United Airlines Holdings, Inc.*(a)	56,500	2,619,340
		15,121,606
Auto Components — 0.1%
Aptiv PLC*	47,400	5,674,254
BorgWarner, Inc.(a)	41,600	1,618,240
		7,292,494
Automobiles — 2.6%
Ford Motor Co.	690,559	11,677,353
General Motors Co.*	254,300	11,123,082
Tesla, Inc.*	146,920	158,320,992
		181,121,427
Banks — 3.7%
Bank of America Corp.	1,248,632	51,468,611
Citigroup, Inc.	348,422	18,605,735
Citizens Financial Group, Inc.	74,600	3,381,618
Comerica, Inc.	23,250	2,102,498
Fifth Third Bancorp	119,849	5,158,301
First Republic Bank	31,400	5,089,940
Huntington Bancshares, Inc.	254,675	3,723,349
JPMorgan Chase & Co.	518,795	70,722,134
KeyCorp	163,000	3,647,940
M&T Bank Corp.(a)	22,600	3,830,700
People’s United Financial, Inc.	75,100	1,501,249
PNC Financial Services Group, Inc. (The)	73,743	13,601,896
Regions Financial Corp.	166,412	3,704,331
Signature Bank	11,100	3,257,739
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
SVB Financial Group*	10,290	$5,756,740
Truist Financial Corp.	234,426	13,291,954
U.S. Bancorp	237,081	12,600,855
Wells Fargo & Co.	682,276	33,063,095
Zions Bancorp NA	26,700	1,750,452
		256,259,137
Beverages — 1.4%
Brown-Forman Corp. (Class B Stock)	32,025	2,146,315
Coca-Cola Co. (The)	682,550	42,318,100
Constellation Brands, Inc. (Class A Stock)	29,400	6,771,408
Molson Coors Beverage Co. (Class B Stock)(a)	33,400	1,782,892
Monster Beverage Corp.*	65,800	5,257,420
PepsiCo, Inc.	242,944	40,663,967
		98,940,102
Biotechnology — 1.9%
AbbVie, Inc.	310,389	50,317,161
Amgen, Inc.	99,194	23,987,093
Biogen, Inc.*	25,755	5,424,003
Gilead Sciences, Inc.	220,000	13,079,000
Incyte Corp.*	32,900	2,612,918
Moderna, Inc.*(a)	61,800	10,645,668
Regeneron Pharmaceuticals, Inc.*	18,730	13,081,407
Vertex Pharmaceuticals, Inc.*	44,760	11,681,017
		130,828,267
Building Products — 0.4%
A.O. Smith Corp.	23,500	1,501,415
Allegion PLC(a)	15,833	1,738,147
Carrier Global Corp.	150,267	6,892,747
Fortune Brands Home & Security, Inc.	23,800	1,767,864
Johnson Controls International PLC	123,415	8,092,322
Masco Corp.	42,130	2,148,630
Trane Technologies PLC	41,000	6,260,700
		28,401,825
Capital Markets — 2.9%
Ameriprise Financial, Inc.	19,650	5,902,074
Bank of New York Mellon Corp. (The)	129,949	6,449,369
BlackRock, Inc.	25,060	19,150,100
Cboe Global Markets, Inc.	18,500	2,116,770
Charles Schwab Corp. (The)	264,000	22,257,840
CME Group, Inc.	63,160	15,023,238
FactSet Research Systems, Inc.	6,700	2,908,805
Franklin Resources, Inc.(a)	48,900	1,365,288
Goldman Sachs Group, Inc. (The)	59,670	19,697,067
Intercontinental Exchange, Inc.	98,690	13,038,923
Invesco Ltd.	59,200	1,365,152
MarketAxess Holdings, Inc.	6,800	2,313,360
Moody’s Corp.	28,470	9,606,063
Morgan Stanley	248,878	21,751,937
MSCI, Inc.	14,280	7,181,126
Nasdaq, Inc.	20,500	3,653,100
Northern Trust Corp.	36,500	4,250,425
A1

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Raymond James Financial, Inc.	32,850	$3,610,544
S&P Global, Inc.(a)	62,246	25,532,064
State Street Corp.	64,075	5,582,214
T. Rowe Price Group, Inc.(a)	40,300	6,092,957
		198,848,416
Chemicals — 1.7%
Air Products & Chemicals, Inc.	38,950	9,733,994
Albemarle Corp.	20,500	4,533,575
Celanese Corp.	19,100	2,728,817
CF Industries Holdings, Inc.	37,600	3,875,056
Corteva, Inc.	128,356	7,377,903
Dow, Inc.	129,522	8,253,142
DuPont de Nemours, Inc.	90,056	6,626,320
Eastman Chemical Co.	22,700	2,543,762
Ecolab, Inc.	43,700	7,715,672
FMC Corp.	22,250	2,927,433
International Flavors & Fragrances, Inc.	44,840	5,888,837
Linde PLC (United Kingdom)	90,000	28,748,700
LyondellBasell Industries NV (Class A Stock)	46,100	4,740,002
Mosaic Co. (The)	65,100	4,329,150
PPG Industries, Inc.	41,600	5,452,512
Sherwin-Williams Co. (The)	42,400	10,583,888
		116,058,763
Commercial Services & Supplies — 0.4%
Cintas Corp.	15,500	6,593,545
Copart, Inc.*	37,450	4,698,852
Republic Services, Inc.	36,835	4,880,637
Rollins, Inc.(a)	39,825	1,395,866
Waste Management, Inc.(a)	67,830	10,751,055
		28,319,955
Communications Equipment — 0.8%
Arista Networks, Inc.*	39,200	5,448,016
Cisco Systems, Inc.	740,475	41,288,886
F5, Inc.*	10,650	2,225,318
Juniper Networks, Inc.	57,400	2,132,984
Motorola Solutions, Inc.	29,627	7,175,659
		58,270,863
Construction & Engineering — 0.1%
Quanta Services, Inc.	25,000	3,290,250
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11,000	4,233,790
Vulcan Materials Co.	23,400	4,298,580
		8,532,370
Consumer Finance — 0.6%
American Express Co.	108,050	20,205,350
Capital One Financial Corp.	72,669	9,540,713
Discover Financial Services	50,605	5,576,165
Synchrony Financial	91,530	3,186,159
		38,508,387
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.3%
Amcor PLC(a)	269,300	$3,051,169
Avery Dennison Corp.	14,500	2,522,565
Ball Corp.	56,900	5,121,000
International Paper Co.	67,967	3,136,677
Packaging Corp. of America	16,700	2,607,037
Sealed Air Corp.	26,020	1,742,299
Westrock Co.	46,361	2,180,358
		20,361,105
Distributors — 0.1%
Genuine Parts Co.	24,925	3,141,048
LKQ Corp.	46,900	2,129,729
Pool Corp.	7,020	2,968,407
		8,239,184
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	322,010	113,640,549
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	1,253,771	29,626,609
Lumen Technologies, Inc.(a)	161,343	1,818,335
Verizon Communications, Inc.	736,588	37,521,793
		68,966,737
Electric Utilities — 1.7%
Alliant Energy Corp.	43,700	2,730,376
American Electric Power Co., Inc.	88,140	8,793,728
Constellation Energy Corp.	56,924	3,201,975
Duke Energy Corp.	134,848	15,057,127
Edison International	66,700	4,675,670
Entergy Corp.	35,200	4,109,600
Evergy, Inc.	40,200	2,747,268
Eversource Energy	60,100	5,300,219
Exelon Corp.	171,973	8,191,074
FirstEnergy Corp.(a)	99,880	4,580,497
NextEra Energy, Inc.	344,500	29,182,595
NRG Energy, Inc.(a)	43,000	1,649,480
Pinnacle West Capital Corp.(a)	19,600	1,530,760
PPL Corp.	131,800	3,764,208
Southern Co. (The)	186,100	13,494,111
Xcel Energy, Inc.	94,495	6,819,704
		115,828,392
Electrical Equipment — 0.5%
AMETEK, Inc.	40,500	5,393,790
Eaton Corp. PLC	69,811	10,594,517
Emerson Electric Co.	104,400	10,236,420
Generac Holdings, Inc.*	11,100	3,299,586
Rockwell Automation, Inc.	20,420	5,718,213
		35,242,526
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	104,800	7,896,680
CDW Corp.	23,800	4,257,582
Corning, Inc.	133,500	4,927,485
IPG Photonics Corp.*(a)	6,300	691,488
Keysight Technologies, Inc.*	32,100	5,070,837

A2

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
TE Connectivity Ltd. (Switzerland)	57,300	$7,505,154
Teledyne Technologies, Inc.*	8,279	3,912,904
Trimble, Inc.*	43,900	3,166,946
Zebra Technologies Corp. (Class A Stock)*	9,380	3,880,506
		41,309,582
Energy Equipment & Services — 0.3%
Baker Hughes Co.	158,748	5,780,015
Halliburton Co.	157,800	5,975,886
Schlumberger NV	246,398	10,178,701
		21,934,602
Entertainment — 1.4%
Activision Blizzard, Inc.	138,900	11,127,279
Electronic Arts, Inc.	49,700	6,287,547
Live Nation Entertainment, Inc.*	23,700	2,788,068
Netflix, Inc.*	77,990	29,214,274
Take-Two Interactive Software, Inc.*(a)	20,250	3,113,235
Walt Disney Co. (The)*	319,622	43,839,354
		96,369,757
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	25,580	5,147,975
American Tower Corp.	80,000	20,097,600
AvalonBay Communities, Inc.	24,568	6,101,954
Boston Properties, Inc.(a)	25,100	3,232,880
Crown Castle International Corp.	75,750	13,983,450
Digital Realty Trust, Inc.(a)	49,700	7,047,460
Duke Realty Corp.	66,700	3,872,602
Equinix, Inc.	15,775	11,699,056
Equity Residential	59,800	5,377,216
Essex Property Trust, Inc.	11,470	3,962,656
Extra Space Storage, Inc.	23,500	4,831,600
Federal Realty Investment Trust	12,300	1,501,461
Healthpeak Properties, Inc.	94,400	3,240,752
Host Hotels & Resorts, Inc.(a)	124,926	2,427,312
Iron Mountain, Inc.(a)	50,730	2,810,949
Kimco Realty Corp.	108,300	2,675,010
Mid-America Apartment Communities, Inc.	20,300	4,251,835
Prologis, Inc.	129,928	20,980,774
Public Storage	26,750	10,439,990
Realty Income Corp.	99,100	6,867,630
Regency Centers Corp.	26,900	1,919,046
SBA Communications Corp.	19,130	6,582,633
Simon Property Group, Inc.	57,611	7,579,303
UDR, Inc.	52,500	3,011,925
Ventas, Inc.	69,904	4,317,271
Vornado Realty Trust	28,057	1,271,543
Welltower, Inc.	76,200	7,325,868
Weyerhaeuser Co.	130,530	4,947,087
		177,504,838
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	77,832	44,819,557
Kroger Co. (The)	117,500	6,740,975
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Sysco Corp.(a)	89,100	$7,275,015
Walgreens Boots Alliance, Inc.	125,400	5,614,158
Walmart, Inc.	249,600	37,170,432
		101,620,137
Food Products — 0.9%
Archer-Daniels-Midland Co.	98,238	8,866,962
Campbell Soup Co.(a)	35,800	1,595,606
Conagra Brands, Inc.	84,000	2,819,880
General Mills, Inc.	106,000	7,178,320
Hershey Co. (The)	25,500	5,524,065
Hormel Foods Corp.	48,800	2,515,152
J.M. Smucker Co. (The)	19,000	2,572,790
Kellogg Co.(a)	44,600	2,876,254
Kraft Heinz Co. (The)	124,137	4,889,756
Lamb Weston Holdings, Inc.(a)	25,700	1,539,687
McCormick & Co., Inc.	43,900	4,381,220
Mondelez International, Inc. (Class A Stock)	246,711	15,488,517
Tyson Foods, Inc. (Class A Stock)	51,600	4,624,908
		64,873,117
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	23,800	2,843,862
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	310,525	36,753,739
ABIOMED, Inc.*	8,000	2,649,920
Align Technology, Inc.*	12,920	5,633,120
Baxter International, Inc.	87,700	6,800,258
Becton, Dickinson & Co.(a)	50,299	13,379,534
Boston Scientific Corp.*	250,249	11,083,528
Cooper Cos., Inc. (The)(a)	8,780	3,666,440
DENTSPLY SIRONA, Inc.	38,200	1,880,204
Dexcom, Inc.*	17,080	8,738,128
Edwards Lifesciences Corp.*	109,550	12,896,226
Hologic, Inc.*	44,500	3,418,490
IDEXX Laboratories, Inc.*	14,880	8,140,253
Intuitive Surgical, Inc.*	62,880	18,969,638
Medtronic PLC	236,128	26,198,402
ResMed, Inc.	25,700	6,232,507
STERIS PLC	17,700	4,279,329
Stryker Corp.	58,970	15,765,630
Teleflex, Inc.	8,350	2,962,831
Zimmer Biomet Holdings, Inc.(a)	36,686	4,692,139
		194,140,316
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	26,400	4,084,344
Anthem, Inc.	42,580	20,916,148
Cardinal Health, Inc.	49,375	2,799,562
Centene Corp.*	102,268	8,609,943
Cigna Corp.	58,032	13,905,048
CVS Health Corp.	231,099	23,389,530
DaVita, Inc.*	11,700	1,323,387
HCA Healthcare, Inc.	42,100	10,551,102
Henry Schein, Inc.*(a)	24,300	2,118,717
Humana, Inc.	22,650	9,856,600

A3

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Laboratory Corp. of America Holdings*	16,800	$4,429,488
McKesson Corp.	27,107	8,298,266
Molina Healthcare, Inc.*	10,300	3,435,977
Quest Diagnostics, Inc.(a)	21,500	2,942,490
UnitedHealth Group, Inc.	165,360	84,328,639
Universal Health Services, Inc. (Class B Stock)	12,800	1,855,360
		202,844,601
Health Care Technology — 0.1%
Cerner Corp.	54,300	5,080,308
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.*	7,220	16,955,809
Caesars Entertainment, Inc.*(a)	37,600	2,908,736
Carnival Corp.*(a)	140,700	2,844,954
Chipotle Mexican Grill, Inc.*	4,925	7,791,498
Darden Restaurants, Inc.	22,800	3,031,260
Domino’s Pizza, Inc.	6,400	2,604,864
Expedia Group, Inc.*	26,400	5,165,688
Hilton Worldwide Holdings, Inc.*	48,800	7,404,912
Las Vegas Sands Corp.*(a)	59,700	2,320,539
Marriott International, Inc. (Class A Stock)*	47,973	8,431,254
McDonald’s Corp.	131,210	32,445,609
MGM Resorts International	66,200	2,776,428
Norwegian Cruise Line Holdings Ltd.*(a)	72,700	1,590,676
Penn National Gaming, Inc.*(a)	28,800	1,221,696
Royal Caribbean Cruises Ltd.*(a)	39,200	3,284,176
Starbucks Corp.	202,300	18,403,231
Wynn Resorts Ltd.*(a)	18,400	1,467,216
Yum! Brands, Inc.	50,800	6,021,324
		126,669,870
Household Durables — 0.3%
D.R. Horton, Inc.	57,000	4,247,070
Garmin Ltd.	26,700	3,166,887
Lennar Corp. (Class A Stock)	45,900	3,725,703
Mohawk Industries, Inc.*	9,600	1,192,320
Newell Brands, Inc.(a)	65,749	1,407,686
NVR, Inc.*	580	2,591,017
PulteGroup, Inc.	44,285	1,855,541
Whirlpool Corp.(a)	10,367	1,791,210
		19,977,434
Household Products — 1.3%
Church & Dwight Co., Inc.	42,800	4,253,464
Clorox Co. (The)(a)	21,700	3,016,951
Colgate-Palmolive Co.	147,600	11,192,508
Kimberly-Clark Corp.	58,938	7,258,804
Procter & Gamble Co. (The)	424,176	64,814,093
		90,535,820
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	116,500	2,997,545
Industrial Conglomerates — 0.9%
3M Co.	101,270	15,077,078
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	193,055	$17,664,532
Honeywell International, Inc.	120,650	23,476,077
Roper Technologies, Inc.	18,500	8,736,255
		64,953,942
Insurance — 1.9%
Aflac, Inc.	105,400	6,786,706
Allstate Corp. (The)	50,228	6,957,080
American International Group, Inc.	145,329	9,122,301
Aon PLC (Class A Stock)	39,225	12,772,837
Arthur J. Gallagher & Co.	36,650	6,399,090
Assurant, Inc.	10,500	1,909,215
Brown & Brown, Inc.	41,100	2,970,297
Chubb Ltd.	75,630	16,177,257
Cincinnati Financial Corp.	26,428	3,593,151
Everest Re Group Ltd.(a)	6,900	2,079,522
Globe Life, Inc.(a)	16,175	1,627,205
Hartford Financial Services Group, Inc. (The)	58,800	4,222,428
Lincoln National Corp.	29,763	1,945,310
Loews Corp.	35,326	2,289,831
Marsh & McLennan Cos., Inc.	88,500	15,082,170
MetLife, Inc.	123,180	8,657,090
Principal Financial Group, Inc.(a)	42,700	3,134,607
Progressive Corp. (The)(a)	102,400	11,672,576
Travelers Cos., Inc. (The)	43,098	7,875,298
W.R. Berkley Corp.	36,900	2,457,171
Willis Towers Watson PLC(a)	22,700	5,362,194
		133,093,336
Interactive Media & Services — 5.6%
Alphabet, Inc. (Class A Stock)*	52,809	146,880,312
Alphabet, Inc. (Class C Stock)*	48,775	136,228,088
Match Group, Inc.*	49,600	5,393,504
Meta Platforms, Inc. (Class A Stock)*	405,420	90,149,191
Twitter, Inc.*	140,000	5,416,600
		384,067,695
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.*	76,825	250,445,659
eBay, Inc.	109,700	6,281,422
Etsy, Inc.*	22,200	2,759,016
		259,486,097
IT Services — 4.1%
Accenture PLC (Class A Stock)	110,950	37,415,668
Akamai Technologies, Inc.*(a)	28,500	3,402,615
Automatic Data Processing, Inc.	73,810	16,794,727
Broadridge Financial Solutions, Inc.	20,400	3,176,484
Cognizant Technology Solutions Corp. (Class A Stock)	92,300	8,276,541
DXC Technology Co.*	43,950	1,434,089
EPAM Systems, Inc.*	9,940	2,948,303
Fidelity National Information Services, Inc.	106,600	10,704,772
Fiserv, Inc.*	104,100	10,555,740
FleetCor Technologies, Inc.*	14,400	3,586,464

A4

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Gartner, Inc.*	14,550	$4,328,043
Global Payments, Inc.	50,063	6,850,621
International Business Machines Corp.	157,525	20,481,400
Jack Henry & Associates, Inc.	13,050	2,571,503
Mastercard, Inc. (Class A Stock)	151,550	54,160,939
Paychex, Inc.	56,250	7,676,438
PayPal Holdings, Inc.*	204,600	23,661,990
VeriSign, Inc.*	17,100	3,804,066
Visa, Inc. (Class A Stock)(a)	291,200	64,579,424
		286,409,827
Leisure Products — 0.0%
Hasbro, Inc.(a)	22,950	1,880,064
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	52,782	6,984,642
Bio-Rad Laboratories, Inc. (Class A Stock)*	3,760	2,117,745
Bio-Techne Corp.	7,030	3,044,271
Charles River Laboratories International, Inc.*	8,900	2,527,333
Danaher Corp.	111,800	32,794,294
Illumina, Inc.*	27,510	9,611,994
IQVIA Holdings, Inc.*	33,600	7,768,656
Mettler-Toledo International, Inc.*	4,050	5,561,419
PerkinElmer, Inc.(a)	22,100	3,855,566
Thermo Fisher Scientific, Inc.	69,180	40,861,167
Waters Corp.*	10,750	3,336,693
West Pharmaceutical Services, Inc.	13,000	5,339,230
		123,803,010
Machinery — 1.5%
Caterpillar, Inc.	95,050	21,179,041
Cummins, Inc.	25,150	5,158,517
Deere & Co.	49,250	20,461,405
Dover Corp.	25,400	3,985,260
Fortive Corp.	62,800	3,826,404
IDEX Corp.	13,400	2,569,182
Illinois Tool Works, Inc.	50,175	10,506,645
Ingersoll Rand, Inc.	71,337	3,591,818
Nordson Corp.	9,400	2,134,552
Otis Worldwide Corp.	74,583	5,739,162
PACCAR, Inc.	60,628	5,339,508
Parker-Hannifin Corp.	22,687	6,437,663
Pentair PLC	28,907	1,567,048
Snap-on, Inc.	9,550	1,962,334
Stanley Black & Decker, Inc.(a)	28,635	4,002,887
Westinghouse Air Brake Technologies Corp.	32,812	3,155,530
Xylem, Inc.	31,600	2,694,216
		104,311,172
Media — 1.0%
Charter Communications, Inc. (Class A Stock)*(a)	21,650	11,810,508
Comcast Corp. (Class A Stock)	798,092	37,366,667
Discovery, Inc. (Class A Stock)*(a)	29,900	745,108
Discovery, Inc. (Class C Stock)*(a)	52,100	1,300,937
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
DISH Network Corp. (Class A Stock)*	43,175	$1,366,489
Fox Corp. (Class A Stock)	56,166	2,215,749
Fox Corp. (Class B Stock)	25,766	934,790
Interpublic Group of Cos., Inc. (The)	68,262	2,419,888
News Corp. (Class A Stock)	67,925	1,504,539
News Corp. (Class B Stock)	21,400	481,928
Omnicom Group, Inc.(a)	36,700	3,115,096
Paramount Global (Class B Stock)(a)	106,166	4,014,136
		67,275,835
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	257,012	12,783,777
Newmont Corp.	139,703	11,099,403
Nucor Corp.	47,800	7,105,470
		30,988,650
Multiline Retail — 0.5%
Dollar General Corp.	40,700	9,061,041
Dollar Tree, Inc.*	39,447	6,317,437
Target Corp.	84,168	17,862,133
		33,240,611
Multi-Utilities — 0.8%
Ameren Corp.	44,900	4,209,824
CenterPoint Energy, Inc.	110,110	3,373,770
CMS Energy Corp.	50,700	3,545,958
Consolidated Edison, Inc.	61,900	5,860,692
Dominion Energy, Inc.	142,240	12,086,133
DTE Energy Co.	34,100	4,508,361
NiSource, Inc.	68,250	2,170,350
Public Service Enterprise Group, Inc.	88,600	6,202,000
Sempra Energy	56,004	9,415,392
WEC Energy Group, Inc.	55,176	5,507,117
		56,879,597
Oil, Gas & Consumable Fuels — 3.5%
APA Corp.	63,550	2,626,522
Chevron Corp.	338,459	55,111,279
ConocoPhillips	228,661	22,866,100
Coterra Energy, Inc.(a)	142,100	3,832,437
Devon Energy Corp.	110,300	6,522,039
Diamondback Energy, Inc.	30,000	4,112,400
EOG Resources, Inc.(a)	102,800	12,256,844
Exxon Mobil Corp.	743,304	61,389,477
Hess Corp.	48,375	5,178,060
Kinder Morgan, Inc.	341,343	6,454,796
Marathon Oil Corp.	135,594	3,404,765
Marathon Petroleum Corp.	101,987	8,719,889
Occidental Petroleum Corp.	155,428	8,818,985
ONEOK, Inc.	78,040	5,511,965
Phillips 66	82,164	7,098,148
Pioneer Natural Resources Co.	39,900	9,976,197
Valero Energy Corp.	71,600	7,270,264
Williams Cos., Inc. (The)(a)	213,400	7,129,694
		238,279,861

A5

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	40,800	$11,110,656
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.(a)	388,640	28,382,379
Catalent, Inc.*	31,400	3,482,260
Eli Lilly & Co.	139,400	39,919,978
Johnson & Johnson	462,146	81,906,135
Merck & Co., Inc.	443,503	36,389,421
Organon & Co.	43,790	1,529,585
Pfizer, Inc.	985,323	51,010,172
Viatris, Inc.	209,894	2,283,647
Zoetis, Inc.	82,900	15,634,111
		260,537,688
Professional Services — 0.3%
Equifax, Inc.	21,450	5,085,795
Jacobs Engineering Group, Inc.	22,800	3,142,068
Leidos Holdings, Inc.	24,600	2,657,292
Nielsen Holdings PLC	61,800	1,683,432
Robert Half International, Inc.	19,500	2,226,510
Verisk Analytics, Inc.	28,500	6,116,955
		20,912,052
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	58,600	5,363,072
Road & Rail — 1.0%
CSX Corp.	389,716	14,594,864
J.B. Hunt Transport Services, Inc.	14,800	2,971,692
Norfolk Southern Corp.	42,100	12,007,762
Old Dominion Freight Line, Inc.	16,400	4,898,352
Union Pacific Corp.	113,600	31,036,656
		65,509,326
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.*	287,095	31,390,967
Analog Devices, Inc.	92,294	15,245,123
Applied Materials, Inc.	155,900	20,547,620
Broadcom, Inc.	72,450	45,620,316
Enphase Energy, Inc.*(a)	23,600	4,762,008
Intel Corp.	714,900	35,430,444
KLA Corp.	26,600	9,737,196
Lam Research Corp.	24,500	13,171,445
Microchip Technology, Inc.	97,700	7,341,178
Micron Technology, Inc.	196,600	15,313,174
Monolithic Power Systems, Inc.	7,600	3,691,168
NVIDIA Corp.	438,910	119,760,982
NXP Semiconductors NV (China)	46,600	8,624,728
Qorvo, Inc.*	19,286	2,393,393
QUALCOMM, Inc.	197,750	30,220,155
Skyworks Solutions, Inc.	28,800	3,838,464
SolarEdge Technologies, Inc.*	9,200	2,965,804
Teradyne, Inc.	28,600	3,381,378
Texas Instruments, Inc.	162,200	29,760,456
		403,195,999
Software — 8.7%
Adobe, Inc.*	82,895	37,768,620
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
ANSYS, Inc.*	15,300	$4,860,045
Autodesk, Inc.*	38,670	8,288,915
Cadence Design Systems, Inc.*	48,600	7,992,756
Ceridian HCM Holding, Inc.*(a)	24,000	1,640,640
Citrix Systems, Inc.	25,600	2,583,040
Fortinet, Inc.*	23,800	8,133,412
Intuit, Inc.	49,760	23,926,598
Microsoft Corp.	1,316,080	405,760,625
NortonLifeLock, Inc.(a)	100,811	2,673,508
Oracle Corp.	276,695	22,890,977
Paycom Software, Inc.*	8,600	2,978,868
PTC, Inc.*	18,600	2,003,592
salesforce.com, Inc.*	173,000	36,731,360
ServiceNow, Inc.*	35,110	19,552,408
Synopsys, Inc.*	27,000	8,998,290
Tyler Technologies, Inc.*	7,180	3,194,310
		599,977,964
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	11,060	2,288,978
AutoZone, Inc.*	3,630	7,421,825
Bath & Body Works, Inc.	45,196	2,160,369
Best Buy Co., Inc.(a)	38,025	3,456,472
CarMax, Inc.*(a)	28,500	2,749,680
Home Depot, Inc. (The)	183,369	54,887,843
Lowe’s Cos., Inc.	120,275	24,318,402
O’Reilly Automotive, Inc.*	12,010	8,226,370
Ross Stores, Inc.	62,500	5,653,750
TJX Cos., Inc. (The)	209,500	12,691,510
Tractor Supply Co.	20,000	4,667,400
Ulta Beauty, Inc.*	9,570	3,810,965
		132,333,564
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	2,722,220	475,326,834
Hewlett Packard Enterprise Co.(a)	228,166	3,812,654
HP, Inc.	190,766	6,924,806
NetApp, Inc.	39,100	3,245,300
Seagate Technology Holdings PLC(a)	35,400	3,182,460
Western Digital Corp.*	54,568	2,709,301
		495,201,355
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc. (Class B Stock)	224,000	30,141,440
PVH Corp.	12,400	949,964
Ralph Lauren Corp.	8,500	964,240
Tapestry, Inc.	46,400	1,723,760
Under Armour, Inc. (Class A Stock)*(a)	32,700	556,554
Under Armour, Inc. (Class C Stock)*(a)	36,103	561,763
VF Corp.(a)	57,144	3,249,208
		38,146,929
Tobacco — 0.6%
Altria Group, Inc.	322,200	16,834,950
Philip Morris International, Inc.	272,100	25,561,074
		42,396,024

A6

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 0.2%
Fastenal Co.	101,100	$6,005,340
United Rentals, Inc.*	12,740	4,525,375
W.W. Grainger, Inc.	7,620	3,930,320
		14,461,035
Water Utilities — 0.1%
American Water Works Co., Inc.	31,850	5,272,131
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*(a)	102,900	13,207,215

Total Common Stocks (cost $1,587,768,389)		6,721,769,725
Exchange-Traded Funds — 0.7%
iShares Core S&P 500 ETF	82,800	37,565,532
SPDR S&P 500 ETF Trust(a)	14,650	6,616,526

Total Exchange-Traded Funds (cost $33,124,796)		44,182,058

Total Long-Term Investments (cost $1,620,893,185)		6,765,951,783
Short-Term Investments — 7.0%
Affiliated Mutual Funds — 6.9%
PGIM Core Ultra Short Bond Fund(wa)	130,726,019	130,726,019
PGIM Institutional Money Market Fund (cost $347,330,775; includes $347,262,083 of cash collateral for securities on loan)(b)(wa)	347,782,033	347,469,030

Total Affiliated Mutual Funds (cost $478,056,794)		478,195,049

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.456%	06/16/22	8,600	8,592,357
(cost $8,591,739)

Total Short-Term Investments (cost $486,648,533)				486,787,406

TOTAL INVESTMENTS—105.0% (cost $2,107,541,718)				7,252,739,189

Liabilities in excess of other assets(z) — (5.0)%				(346,497,965)

Net Assets — 100.0%				$6,906,241,224

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $335,059,198; cash collateral of $347,262,083 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
598	S&P 500 E-Mini Index	Jun. 2022	$135,469,425	$10,364,943
A7

PSF STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8